Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Commitments [Abstract]
Schedule of future minimum lease commitments under non-cancellable operating leases
US$ thousands
(Unaudited)
2022	$2,551
2023	4,979
2024	4,345
2025	3,170
2026 and thereafter	2,900
$17,945